Lease liabilities	12 Months Ended
Jun. 30, 2024
Presentation of leases for lessee [abstract]
Lease liabilities
Note 16. Right-of-use assets

	Consolidated
	30 June 2024	30 June 2023
	US$’000	US$’000

Non-current assets
Land and buildings - right-of-use assets	2,054	1,649
Less: Accumulated depreciation	(505)	(275)

Total right-of-use assets	1,549	1,374
Reconciliations
Reconciliations of the written down values at the beginning and end of the current and previous financial year are set out below:

Consolidated	US$’000
Balance at 1 July 2022	1,253
Additions	373
Disposals	-
Exchange differences	(32)
Impairment of assets	-
Depreciation (note 7)	(220)

Balance at 30 June 2023	1,374
Additions	347
Disposals	-
Lease modification	102
Exchange differences	(39)
Impairment of assets	-
Depreciation (note 7)	(235)

Balance at 30 June 2024	1,549
The land and buildings right-of-use asset represents a 30-year lease of a site in Prince George, B.C., Canada, a 3-year lease of a corporate office in Sydney, Australia and a 5-year corporate office lease in Vancouver, B.C., Canada.
Note 18. Lease liabilities

	Consolidated
	30 June 2024	30 June 2023
	US$’000	US$’000

Current liabilities
Lease liability	214	192

Non-current liabilities
Lease liability	1,441	1,256

Total lease liabilities	1,655	1,448
Lease liabilities
The Group’s lease liabilities include a 30-year lease of a site in Prince George, B.C., Canada, a 3-year lease of a corporate office in Sydney, Australia and a 5-year corporate office lease in Vancouver, B.C., Canada. A reconciliation of lease liabilities is set out below, an undiscounted contractional maturity analysis of lease liabilities is included in Note 25.

Reconciliation	US$’000
Balance as at 1 July 2022	1,267
Additions	390
Lease charges	(332)
Finance charges	166
Exchange differences	(42)
Balance as at 30 June 2023	1,448
Additions	344
Modifications	101
Lease charges	(398)
Finance charges	194
Exchange differences	(34)
Balance as at 30 June 2024	1,655
Current portion	214
Non-current portion	1,441